Label	Element	Value
Document And Entity Information Elements	ck0000088525_DocumentDocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2012
Registrant Name	dei_EntityRegistrantName	SECURITY EQUITY FUND
Central Index Key	dei_EntityCentralIndexKey	0000088525
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 10, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 10, 2013
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013